Subsequent Events (Details) - Metromile - Forecast $ in Millions	3 Months Ended
Jun. 30, 2022 USD ($)
Subsequent Event [Line Items]
Percent of equity acquired	100.00%
Equity value	$ 500.0
Cash value	$ 200.0
Conversion ratio	19